SUPPLEMENTAL CASH FLOW INFORMATION - Cash and Non-Cash Movements in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Cash movements:
Interest paid	$ (19)	$ (17)	$ (20)	$ (17)
Payments of lease liabilities, classified as financing activities	(3)	0	(6)	0
Proceeds from borrowings, classified as financing activities	350	0	350	0
Payments for debt issue costs	(4)	0	(4)	0
Accounts receivable securitization drawings	2	0	82	0
Cash movements	329	(17)	408	(17)
Non-cash movements:
Amortization of debt issue costs	0	0	1	1
Interest expense	12	9	22	16
Debt issuance costs	(2)	0	(2)	0
Costs on early extinguishment of 2020 Notes	10	0	10	0
Interest expense	20	9	31	17
Net increase (decrease) in financial liabilities	$ 349	$ (8)	$ 439	$ 0